Loans Held for Investment - Lending activities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Loans and Financing Receivable
Beginning balance	$ 469,673,314	$ 422,280,515	$ 422,280,515
New loans made	88,119,821	14,410,706
Principal repayments received	(750,000)	(31,531,804)
PIK interest	0	224,197	1,000,028	$ 2,937,909
Net amortization of premiums on loans	(15,348)	(15,348)
Accrual, payment and accretion of investment-related fees and other, net	1,041,509	524,176
Realized loss on loan repayments			517,989	0
Provision for loan losses	(50,296)	(276,020)	(10,904,163)	(3,738,758)
Ending balance	558,019,000	406,068,871	469,673,314	422,280,515
Real Estate Loan
Loans and Financing Receivable
Beginning balance	469,673,314	422,280,515	422,280,515	378,612,768
New loans made			252,437,733	108,488,411
Principal repayments received			(196,780,456)	(66,144,729)
PIK interest			1,955,109	4,442,759
Net amortization of premiums on loans			(61,390)	(61,391)
Accrual, payment and accretion of investment-related fees and other, net			1,397,519	681,455
Realized loss on loan repayments			(651,553)
Provision for loan losses			(10,904,163)	(3,738,758)
Ending balance			469,673,314	422,280,515
Real Estate Loan | Loans held for investment, net
Loans and Financing Receivable
Beginning balance	457,329,582	417,986,462	417,986,462	375,462,222
New loans made	87,538,133	14,410,706	240,130,367	107,359,299
Principal repayments received	(750,000)	(31,531,804)	(192,530,456)	(66,144,729)
PIK interest		676,646	1,955,109	4,442,759
Net amortization of premiums on loans	(15,348)	(15,348)	(61,390)	(61,391)
Accrual, payment and accretion of investment-related fees and other, net	1,029,625	526,081	1,405,206	667,060
Realized loss on loan repayments			(651,553)
Provision for loan losses	(50,296)	(276,020)	(10,904,163)	(3,738,758)
Ending balance	545,081,696	401,776,723	457,329,582	417,986,462
Real Estate Loan | Loans Held For Investment Acquired Through Participation
Loans and Financing Receivable
Beginning balance	12,343,732	4,294,053	4,294,053	3,150,546
New loans made	581,688		12,307,366	1,129,112
Principal repayments received			(4,250,000)	0
PIK interest			0	0
Net amortization of premiums on loans			0	0
Accrual, payment and accretion of investment-related fees and other, net	11,884	(1,905)	(7,687)	14,395
Realized loss on loan repayments			0
Provision for loan losses			0	0
Ending balance	$ 12,937,304	$ 4,292,148	$ 12,343,732	$ 4,294,053